UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-22684

Daxor Corporation

(Exact name of registrant as specified in charter)

350 Fifth Avenue, Suite 4740

New York, New York 10118

(Address of principal offices)(Zip code)

Michael Feldschuh, Daxor Corporation

350 Fifth Avenue, Suite 4740

New York, New York 10118

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 212-330-8500

Date of Fiscal Year End: December 31, 2016

Date of Reporting Period: September 30, 2016

Item 1. Schedule of Investments

Daxor Corporation

Schedule of Investments

September 30, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCKS

Banking
Bank of America Corp.	1,500	$23,475
KeyCorp	3,400	41,378
		$64,853

Investment Services
Motors Liquidation Company GUC Trust	100	$1,000
United States Natural Gas Fund	8,125	67,925
		$68,925

Utilities
Electric Utilities
Ameren Corp.	2,000	$98,360
American Electric Power Co. Inc.	6,000	385,260
Avangrid, Inc.	9,000	376,020
Avista Corp.	7,000	292,530
Centerpoint Energy, Inc.	1,000	23,230
Centrus Energy	1	4
CMS	16,000	672,160
DTE Energy Co.	17,000	1,592,390
Duke Energy Corp.	500	40,020
Edison International	5,000	361,250
Entergy Corp.	7,100	544,783
Eversource Energy	20,000	1,083,600
Exelon Corp.	18,300	609,207
Firstenergy Corp.	36,500	1,207,420
Great Plains Energy Inc.	1,500	40,935
National Grid PLC Shares	7,500	533,325
NiSource, Inc.	19,000	458,090
PG & E Corp.	5,000	305,850
Pinnacle West Capital Corp.	3,000	227,970
PNM Resources, Inc.	35,500	1,161,560
WEC Energy Group	1,128	67,545
Westar Energy, Inc.	14,500	822,875
Xcel Energy, Inc.	8,000	329,120
		$11,233,504

Natural Gas Utilities
Southwest Gas Corp.	1,000	69,860
Spectra Energy Corp.	8,000	342,000
		$411,860

Total Utilities		$11,645,364

Total Common Stock (Cost $4,004,801)		$11,779,142

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

	Shares	Market Value
Preferred Stocks

Banking
Bank of America Corp., 7.250% Series L	300	$366,252
Barclays Bank PLC ADR, 8.125% Series 5 Callable	2,500	65,075
Deutsche Bank Contingent Capital Trust III Preferred, Div 7.60%	10,000	237,800
Goldman Sachs Group, 6.20% Series B Callable	1,000	26,139
Wells Fargo Company, 8.00 % Series J Non-Cumulative	4,000	108,040
		$803,306

Electric Utilities
Duquesne Light Co. Preferred, 3.75% Callable	400	$18,240
Pacific Gas & Electric, 6% Series A	4,200	133,770
Pacific Gas & Electric, 5% Series D	1,000	26,030
Pacific Gas & Electric, 5% Series E	1,100	28,625
Southern California Edison, 4.32% Callable	5,500	143,824
Southern California Edison, 4.78% Callable	2,500	62,733
		$413,222

Total Preferred Stock (Cost $780,334)		$1,216,528

Total Investment in Securities (Cost $4,785,134)		$12,995,670

Investment in Operating Division		$3,609,402

Receivable from Broker-Restricted Cash		$2,504,795
Other Assets		$42,748

Total Assets		$19,152,615
Total Liabilities		(4,997,820)
Net Assets		$14,154,795

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

At September 30, 2016, the net unrealized appreciation based on cost for financial reporting purposes of $8,210,536 was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost	$8,376,959
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value	(166,423)
Net unrealized appreciation	$8,210,536

Portfolio Analysis

As of September 30, 2016

Percentage of Net Assets
Common Stock
Banking	0.50%
Investment Services	0.53%
Electric Utilities	86.44%
Natural Gas Utilities	3.17%
Total Common Stock	90.64%

Preferred Stock
Banking	6.18%
Electric Utilities	3.18%
Total Preferred Stock	9.36%

Total Investment in Securities	100. %

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Name of Issuer	Number of Shares in Short Position at 09/30/2016	Value of Short Position at 09/30/2016
Securities Sold Short
Apple, Inc.	(300)	(33,915)

Entergy Corp.	(500)	(38,365)

Intuitive Surgical, Inc.	(500)	(362,415)

Simon Property Group Inc.	(10,000)	$(2,070,100)

Total Securities Sold Short		$(2,504,795)

Restricted Cash -		$2,504,795

Restricted Cash, Net of Securities Sold Short		$0

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Open Options Written
Call Options Written
Apple	(8)	110.00	10/21/2016	$(3,120)
Bank of America Corp.	(15)	15.00	10/21/2016	(1,302)
Exelon Corp.	(17)	40.00	10/21/2016	(.2)
Exelon Corp.	(17)	39.00	01/20/2017	(142)
Exelon Corp.	(30)	40.00	01/20/2017	(150)
Firstenergy Corp.	(25)	37.00	10/21/2016	(125)
Firstenergy Corp.	(35)	35.00	10/21/2016	(525)
Firstenergy Corp.	(25)	36.00	01/20/2017	(1,375)
Firstenergy Corp.	(30)	37.00	01/20/2017	(1,050)
Herbalife Ltd.	(5)	75.00	11/18/2016	(330)
Herbalife Ltd.	(25)	80.00	01/20/2017	(2,573)
KB Home	(36)	15.00	10/21/2016	(4,500)
KB Home	(15)	15.00	10/21/2016	(825)
KB Home	(20)	16.00	11/18/2016	(1,540)
Lennar Corp.	(10)	50.00	10/21/2016	(4)
Lennar Corp.	(15)	55.00	01/20/2017	(90)
Netflix	(8)	120.00	10/16/2016	(308)
Netflix	(10)	120.00	11/16/2016	(800)
Netflix	(8)	125.00	11/18/2016	(348)
Polo Ralph Lauren	(20)	125.00	10/21/2016	(400)
Polo Ralph Lauren	(30)	130.00	10/21/2016	(.3)
Polo Ralph Lauren	(25)	120.00	11/18/2016	(812)
Polo Ralph Lauren	(10)	130.00	01/20/2017	(300)
Polo Ralph Lauren	(10)	135.00	01/20/2017	(222)
Tesla Motors	(5)	250.00	10/21/2016	(90)
Tesla Motors	(5)	255.00	10/21/2016	(80)
Tesla Motors	(5)	260.00	10/21/2016	(70)
Tesla Motors	(7)	250.00	11/18/2016	(889)
Tesla Motors	(7)	255.00	11/18/2016	(728)
Tesla Motors	(5)	255.00	11/18/2016	(521)
Tesla Motors	(5)	260.00	11/18/2016	(388)
Total Call Options Written				$(23,607)

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Open Options Written
Put Options Written
Apple, Inc.	(3)	105.00	11/18/2016	$(434)
Bank of America Corp.	(15)	15.00	10/21/2016	(1,302)
Bank of America Corp.	(25)	12.00	10/21/2016	(3)
Bank of America Corp.	(25)	13.00	10/21/2016	(38)
Bank of America Corp.	(20)	9.00	11/18/2016	(7)
Bank of America Corp.	(45)	10.00	11/18/2016	(31)
Bank of America Corp.	(25)	11.00	11/18/2016	(62)
Bank of America Corp.	(25)	8.00	11/18/2016	(25)
Bank of America Corp.	(20)	12.00	11/18/2016	(112)
Bank of America Corp.	(25)	13.00	11/18/2016	(195)
Bank of America Corp.	(40)	12.00	12/16/2016	(313)
Bank of America Corp.	(45)	13.00	12/16/2016	(627)
Bank of America Corp.	(45)	14.00	12/16/2016	(1,230)
Bank of America Corp.	(25)	15.00	01/19/2016	(2,175)
Bank of America Corp.	(25)	8.00	01/20/2017	(50)
Bank of America Corp.	(40)	10.00	01/20/2017	(240)
Bank of America Corp.	(30)	11.00	01/20/2017	(240)
Bank of America Corp.	(25)	12.00	01/20/2017	(325)
Bank of America Corp.	(55)	13.00	01/20/2017	(1,208)
British Petroleum	(25)	24.00	10/21/2016	(50)
British Petroleum	(45)	25.00	10/21/2016	(90)
British Petroleum	(20)	28.00	10/21/2016	(40)
British Petroleum	(20)	29.00	10/21/2016	(60)
British Petroleum	(50)	35.00	10/21/2016	(3,205)
British Petroleum	(20)	28.00	12/16/2016	(280)
British Petroleum	(20)	24.00	01/20/2017	(205)
British Petroleum	(25)	25.00	01/20/2017	(312)
British Petroleum	(30)	26.00	01/20/2017	(466)
British Petroleum	(30)	27.00	01/20/2017	(585)
British Petroleum	(20)	28.00	01/20/2017	(500)
Direxion Daily Gold	(8)	12.00	10/21/2016	(120)
Direxion Daily Gold	(10)	14.00	10/21/2016	(1,250)
Direxion Daily Gold	(10)	16.00	10/21/2016	(4,250)
Direxion Daily Gold	(20)	13.00	10/21/2016	(445)
Direxion Daily Gold	(20)	14.00	10/21/2016	(727)
Direxion Daily Gold	(10)	14.80	11/18/2016	(7,050)
Direxion Daily Gold	(40)	10.00	12/16/2016	(2,800)
Direxion Daily Gold	(25)	11.00	12/16/2016	(2,125)
Direxion Daily Gold	(25)	12.00	12/16/2016	(2,312)
Direxion Daily Gold	(10)	10.00	01/20/2017	(4,500)
Direxion Daily Gold	(10)	12.00	01/20/2017	(1,450)
Duke Energy Corp.	(35)	55.00	10/21/2016	(.3)
Duke Energy Corp.	(18)	55.00	10/21/2016	(90)
Duke Energy Corp.	(25)	60.00	10/21/2016	(.4)
Duke Energy Corp.	(30)	65.00	10/21/2016	(150)
Duke Energy Corp.	(20)	70.00	10/21/2016	(46)
Duke Energy Corp.	(15)	70.00	12/16/2016	(825)
Duke Energy Corp.	(20)	55.00	01/20/2017	(200)
Duke Energy Corp.	(20)	55.00	01/20/2017	(316)
Duke Energy Corp.	(35)	60.00	01/20/2017	(962)
Duke Energy Corp.	(15)	65.00	01/20/2017	(675)

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Entergy Corp.	(15)	65.00	12/16/2016	(600)
Entergy Corp.	(30)	65.00	12/16/2016	(1,244)
Exelon Corp.	(20)	28.00	10/21/2016	(1,925)
Exelon Corp.	(55)	28.00	01/20/2017	(13)
Firstenergy Corp.	(25)	37.00	10/21/2016	(125)
Firstenergy Corp.	(20)	26.00	10/21/2016	(600)
Firstenergy Corp.	(20)	28.00	10/21/2016	(400)
Firstenergy Corp.	(15)	26.00	01/20/2017	(375)
Firstenergy Corp.	(15)	26.00	01/20/2017	(375)
Firstenergy Corp.	(25)	27.00	01/20/2017	(702)
Firstenergy Corp.	(25)	28.00	01/20/2017	(875)
GE Corp.	(20)	26.00	10/21/2016	(31)
GE Corp.	(20)	26.00	12/16/2016	(340)
GE Corp.	(20)	20.00	01/20/2017	(140)
GE Corp.	(30)	23.00	01/20/2017	(420)
Intuitive Surgical Inc.	(5)	600.00	10/21/2016	(150)
National Grid Plc	(20)	60.00	12/16/2016	(1,072)
Newmont Mining Corp.	(25)	27.00	12/16/2016	(350)
Newmont Mining Corp.	(25)	23.00	12/16/2016	(80)
Newmont Mining Corp.	(40)	18.00	12/16/2016	(80)
Newmont Mining Corp.	(35)	19.00	12/16/2016	(105)
Newmont Mining Corp.	(35)	20.00	12/16/2016	(105)
Newmont Mining Corp.	(30)	21.00	12/16/2016	(150)
Newmont Mining Corp.	(20)	17.00	01/20/2017	(22)
Newmont Mining Corp.	(20)	17.00	01/20/2017	(5)
Newmont Mining Corp.	(20)	27.00	01/20/2017	(575)
Newmont Mining Corp.	(19)	28.00	01/20/2017	(745)
Newmont Mining Corp.	(35)	18.00	01/20/2017	(175)
Newmont Mining Corp.	(40)	20.00	01/20/2017	(240)
Newmont Mining Corp.	(25)	26.00	01/20/2017	(575)
Newmont Mining Corp.	(35)	18.00	01/20/2017	(175)
Newmont Mining Corp.	(30)	18.00	01/20/2017	(150)
PNM Resources, Inc.	(20)	25.00	11/18/2016	(3)
PNM Resources, Inc.	(20)	25.00	02/17/2017	(400)
Simon Property Group Inc.	(20)	175.00	10/21/2016	(550)
Simon Property Group Inc.	(20)	180.00	10/21/2016	(340)
Simon Property Group Inc.	(10)	180.00	10/21/2016	(156)
Simon Property Group Inc.	(10)	180.00	11/18/2016	(950)
Simon Property Group Inc.	(40)	180.00	11/18/2016	(3,728)
Tesla Motors, Inc.	(5)	150.00	10/21/2016	(83)
Tesla Motors, Inc.	(5)	130.00	11/18/2016	(190)
Tesla Motors, Inc.	(4)	100.00	12/16/2016	(80)
Tesla Motors, Inc.	(5)	120.00	12/16/2016	(305)
Tesla Motors, Inc.	(5)	100.00	01/20/2017	(295)
Wells Fargo	(15)	40.00	10/21/2016	(181)
Wells Fargo	(18)	40.00	11/18/2016	(649)
Wells Fargo	(15)	40.00	01/20/2017	(1,260)
Total Put Options Written				$(66,793)

Total Call and Put Options Written-(Premium Received)				$(90,400)

Margin loans payable				$(2,309,600)

Securities borrowed at fair value				$(2,504,795)

Other Liabilities				$(93,025)

Total Liabilities				$(4,997,820)

Daxor Corporation

Schedule of Investments (Continued)

September 30, 2016 (Unaudited)

The Company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the 2market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in securities traded on national securities exchanges are valued at the last reported sales price on the last day of the reporting period. Securities traded on the over the counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and ask prices.

The following tables summarize the inputs used as of September 30, 2016 for the Corporation’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$11,779,142	$-	$-	$11,779,142
Preferred Stocks	1,216,528	-	-	1,216,528
Investment in Operating Division	-	-	3,609,402	3,609,402
Total	$12,995,670	$-	$3,609,402	$16,605,072

Liabilities	Level 1	Level 2	Level 3	Total
Margin Loans	$2,309,600	$-	$-	$2,309,600
Call and Put Options	$90,400	$-	$-	$90,400

The Company’s Level 3 assets consist of its investment in its Operating Division. Since its inception, the Operating Division has not generated significant revenue and has incurred substantial operating losses. Due to these substantial losses, the Operating Division has been completely dependent on funding from the Company to sustain its operations.

As such, the Company has determined that the value of the Operating Division approximates the net book value of certain property and equipment reduced by the remaining mortgage balance on such property and equipment. The property and equipment consist of land, buildings and laboratory equipment located in Oak Ridge, Tennessee.

* Refer to the Schedule of Investments for industry classifications for common and preferred stock.

(a) Non-income producing investment.

(b) Restricted cash held by Company’s brokers to satisfy margin requirements.

(c) Short-Term debt due to brokers secured by the Company’s investments in marketable securities.

Securities valuation policies and other investment related disclosures will be incorporated by reference to the semi-annual and annual reports to be filed with the Securities and Exchange Commission on Form N-CSR.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Chief Executive Officer and the Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daxor Corporation

By (Signature and Title)	BY:	/s/ Michael Feldschuh
	NAME:	Michael Feldschuh
	ITS:	President
(President/Chief Executive Officer/Principal Executive Officer)

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	BY:	/s/ Eric P. Coleman
	NAME:	Eric P. Coleman
	ITS:	Chief Financial Officer
(Principal Financial Officer/Principal Accounting Officer/Chief Compliance Officer)

Date: November 29, 2016